Share-Based Payment Transactions - Summary of Group's Restricted Shares Movement (Detail) - Two Thousand and Sixteen Plan [Member] - Restricted Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding at January 1	0	0	4,967
Vested	0	0	(4,967)
Outstanding at December 31,	0	0	0